Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Government Money Market Portfolio

Supplement dated June 19, 2018 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the AST Government Money Market Portfolio (the Portfolio), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus.

Revision to Portfolio Fees and Expenses

The Prospectus for the Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.30%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	0.57%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Government Money Market	$58	$183	$318	$714

AST GOVERNMENT MONEY MARKET PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Government Money Market Portfolio

Supplement dated June 19, 2018 to the

Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the AST Government Money Market Portfolio (the Portfolio), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus.

Revision to Portfolio Fees and Expenses

The Prospectus for the Portfolio is revised as follows, effective July 1, 2018:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.30%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	0.57%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Government Money Market	$58	$183	$318	$714

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.
AST GOVERNMENT MONEY MARKET PORTFOLIO | AST GOVERNMENT MONEY MARKET PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.57%	[1]
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	$ 714

[1]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations during the most recently completed fiscal year.